Loans Receivables (Tables)	6 Months Ended
Apr. 30, 2023
Receivables [Abstract]
Schedule of Loans are Non-interest Bearing	Direct costs associated with loan originations are not considered material, and thus, are expensed as incurred.
	April 30, 2023	October 31, 2022
Loan to related franchisees, gross	18,913,509	17,678,913
Discount based on imputed interest rate of 11.75%	(2,221,797)	(2,076,767)
Loan to related franchisees, net of discount	16,691,712	15,602,146
	April 30, 2023	October 31, 2022
Loan to related franchisees, net of discount	16,691,712	15,602,146
Provision for credit losses	(11,168,049)	(7,309,516)
Loan to related franchisees, net of discount and allowance	5,523,663	8,292,630

Schedule of the Activity in the Allowance for Credit Loss	The following is a summary of the activity in the allowance for credit loss:
	April 30, 2023	October 31, 2022
Balance at beginning of year	7,309,516	832,170
Provision	3,440,368	7,267,026
Charge-offs	-	-
Recoveries	-	-
Effect of translation adjustment	418,165	(789,680)
Balance at end	11,168,049	7,309,516

Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses	The following is a summary of current and non-current loan receivables, net of allowance for credit losses:
	April 30, 2023	October 30, 2022
Loan to related franchisees, net of discount and allowances, current	5,101,224	6,661,290
Loan to related franchisees, net of discount and allowances, non-current	422,439	1,631,340
	5,523,663	8,292,630

Schedule of Credit Quality Analysis of Franchisee Loan Receivables	The credit quality analysis of franchisee loan receivables as follows:
	April 30, 2023	October 31, 2021
Franchisee Financing:
Group I	684,247	3,622,174
Group II	4,334,921	6,109,130
Group III	7,284,933	4,358,992
Group IV	6,609,408	1,511,850
Balance at end	18,913,509	15,602,146